Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay A Portfolio

December 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 46.0%
Funds and Investment Trusts – 46.0%(a)
AB All Market Real Return Portfolio - Class Z(b)	33,003,315	$279,208,047
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z	18,226,797	218,539,299
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z	87,404,503	1,115,281,457
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z	4,781,248	62,825,596
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z	3,204,446	104,304,719

Total Investment Companies (cost $1,542,952,050)		1,780,159,118

COMMON STOCKS – 45.9%
Information Technology – 12.4%
Communications Equipment – 0.1%
Cisco Systems, Inc.	67,810	3,034,497
F5 Networks, Inc.(c)	11,331	1,993,576
NetScout Systems, Inc.(c)	19,540	535,787

		5,563,860

Electronic Equipment, Instruments & Components – 0.5%
Arrow Electronics, Inc.(c)	9,390	913,647
Belden, Inc.	22,184	929,510
CDW Corp./DE	48,861	6,439,391
Cognex Corp.	36,710	2,947,262
IPG Photonics Corp.(c)	8,810	1,971,590
Littelfuse, Inc.	8,620	2,195,169
Novanta, Inc.(c)	15,140	1,789,851
Vishay Intertechnology, Inc.	43,240	895,501

		18,081,921

IT Services – 2.5%
Amdocs Ltd.	11,143	790,373
Automatic Data Processing, Inc.	62,070	10,936,734
Booz Allen Hamilton Holding Corp.	88,714	7,734,086
Genpact Ltd.	321,798	13,309,565
Jack Henry & Associates, Inc.	8,121	1,315,521
MongoDB, Inc.(c)	9,440	3,389,338
PayPal Holdings, Inc.(c)	62,637	14,669,585
Shift4 Payments, Inc. Class A(c)	15,414	1,162,216
Visa, Inc. - Class A	204,772	44,789,780

		98,097,198

Semiconductors & Semiconductor Equipment – 3.3%
Cree, Inc.(c)	16,486	1,745,867
Entegris, Inc.	33,834	3,251,447
KLA Corp.	57,972	15,009,531
Kulicke & Soffa Industries, Inc.	28,632	910,784
Lattice Semiconductor Corp.(c)	56,837	2,604,271
MaxLinear, Inc. - Class A(c)	18,761	716,483
MKS Instruments, Inc.	17,690	2,661,460
Monolithic Power Systems, Inc.	9,070	3,321,706
NVIDIA Corp.	42,026	21,945,977

Company	Shares	U.S. $ Value

NXP Semiconductors NV	118,773	$18,886,095
ON Semiconductor Corp.(c)	68,120	2,229,568
QUALCOMM, Inc.	178,290	27,160,699
Texas Instruments, Inc.	83,522	13,708,466
Universal Display Corp.	13,983	3,213,293
Xilinx, Inc.	68,617	9,727,832

		127,093,479

Software – 4.2%
Adobe, Inc.(c)	15,701	7,852,384
Anaplan, Inc.(c)	37,496	2,694,088
ANSYS, Inc.(c)	1,544	561,707
Avalara, Inc.(c)	17,306	2,853,586
Citrix Systems, Inc.	69,866	9,089,567
CommVault Systems, Inc.(c)	20,552	1,137,964
Coupa Software, Inc.(c)	6,120	2,074,129
Crowdstrike Holdings, Inc. - Class A(c)	4,010	849,398
Datadog, Inc. - Class A(c)	15,140	1,490,382
Fair Isaac Corp.(c)	5,650	2,887,376
HubSpot, Inc.(c)	8,082	3,204,028
Manhattan Associates, Inc.(c)	25,799	2,713,539
Microsoft Corp.	431,777	96,035,840
Oracle Corp.(d)	243,274	15,737,395
RingCentral, Inc. - Class A(c)	4,766	1,806,171
Smartsheet, Inc. - Class A(c)	32,290	2,237,374
Varonis Systems, Inc.(c)	4,500	736,245
VMware, Inc. - Class A(c)	38,148	5,350,639
Zendesk, Inc.(c)	22,070	3,158,658

		162,470,470

Technology Hardware, Storage & Peripherals – 1.8%
Apple, Inc.	509,142	67,558,052
NCR Corp.(c)	32,038	1,203,668

		68,761,720

		480,068,648

Health Care – 6.7%
Biotechnology – 1.0%
ADC Therapeutics SA(c)	21,883	700,475
Allogene Therapeutics, Inc.(c)	27,838	702,631
Arena Pharmaceuticals, Inc.(c)	9,991	767,609
Ascendis Pharma A/S (Sponsored ADR)(c)	5,577	930,132
Biohaven Pharmaceutical Holding Co., Ltd.(c)	11,751	1,007,178
Blueprint Medicines Corp.(c)	12,709	1,425,314
Coherus Biosciences, Inc.(c)	52,649	915,040
Deciphera Pharmaceuticals, Inc.(c)	15,883	906,443
Iovance Biotherapeutics, Inc.(c)	25,480	1,182,272
Kodiak Sciences, Inc.(c)	7,773	1,141,931
Legend Biotech Corp. ADR(c)	14,913	419,950
Madrigal Pharmaceuticals, Inc.(c)	3,431	381,424

Company	Shares	U.S. $ Value

PTC Therapeutics, Inc.(c)	18,190	$1,110,136
Regeneron Pharmaceuticals, Inc.(c)	13,435	6,490,583
Sarepta Therapeutics, Inc.(c)	11,310	1,928,242
Turning Point Therapeutics, Inc. - Class I(c)	9,808	1,195,105
Ultragenyx Pharmaceutical, Inc.(c)	11,036	1,527,713
Vertex Pharmaceuticals, Inc.(c)	69,978	16,538,601
Vir Biotechnology, Inc.(c)	32,726	876,402

		40,147,181

Health Care Equipment & Supplies – 1.6%
Align Technology, Inc.(c)	29,176	15,591,071
Edwards Lifesciences Corp.(c)	176,469	16,099,267
Insulet Corp.(c)	8,257	2,110,737
iRhythm Technologies, Inc.(c)	10,160	2,410,053
Medtronic PLC	196,979	23,074,120
Silk Road Medical, Inc.(c)	28,906	1,820,500

		61,105,748

Health Care Providers & Services – 1.8%
Amedisys, Inc.(c)	10,290	3,018,366
Anthem, Inc.	57,561	18,482,261
Guardant Health, Inc.(c)	22,719	2,928,025
MEDNAX, Inc.(c)	41,680	1,022,827
Molina Healthcare, Inc.(c)	2,163	460,027
UnitedHealth Group, Inc.	123,201	43,204,127

		69,115,633

Health Care Technology – 0.1%
American Well Corp. - Class A(c)	43,951	1,113,279
Change Healthcare, Inc.(c)	78,380	1,461,787

		2,575,066

Life Sciences Tools & Services – 0.2%
10X Genomics, Inc.(c)	18,922	2,679,355
Berkeley Lights, Inc.(c)	8,106	724,757
ICON PLC(c)	9,604	1,872,588
Repligen Corp.(c)	14,923	2,859,695

		8,136,395

Pharmaceuticals – 2.0%
Johnson & Johnson(d)	175,096	27,556,608
Pfizer, Inc.	52,952	1,949,163
Revance Therapeutics, Inc.(c)	34,343	973,281
Roche Holding AG (Sponsored ADR)	658,486	28,868,026
Viatris, Inc.(c)	23,223	435,199
Zoetis, Inc.	105,826	17,514,203

		77,296,480

		258,376,503

Company	Shares	U.S. $ Value

Communication Services – 5.5%
Diversified Telecommunication Services – 1.4%
Comcast Corp. - Class A	617,183	$32,340,389
Verizon Communications, Inc.(d)	352,693	20,720,714

		53,061,103

Entertainment – 0.9%
Electronic Arts, Inc.	166,767	23,947,741
Take-Two Interactive Software, Inc.(c)	56,473	11,734,525

		35,682,266

Interactive Media & Services – 3.2%
Alphabet, Inc. - Class C(c)	41,693	73,041,133
Facebook, Inc. - Class A(c) (d)	189,210	51,684,603

		124,725,736

Media – 0.0%
Criteo SA (Sponsored ADR)(c)	37,462	768,346

		214,237,451

Consumer Discretionary – 5.5%
Auto Components – 0.4%
Cooper Tire & Rubber Co.	19,981	809,231
Dana, Inc.	63,825	1,245,864
Lear Corp.	7,712	1,226,439
Magna International, Inc. - Class A (United States)	184,035	13,029,678

		16,311,212

Distributors – 0.1%
Pool Corp.	6,640	2,473,400

Diversified Consumer Services – 0.1%
Chegg, Inc.(c)	29,483	2,663,200
Hillenbrand, Inc.	25,330	1,008,134
Houghton Mifflin Harcourt Co.(c)	67,264	223,989
Strategic Education, Inc.	1,870	178,267

		4,073,590

Hotels, Restaurants & Leisure – 0.1%
Hilton Grand Vacations, Inc.(c)	31,570	989,720
Papa John’s International, Inc.	7,921	672,097
Penn National Gaming, Inc.(c)	19,900	1,718,763
Planet Fitness, Inc.(c)	24,299	1,886,331

		5,266,911

Household Durables – 0.2%
KB Home	26,210	878,559
NVR, Inc.(c)	395	1,611,545
PulteGroup, Inc.	27,600	1,190,112
Taylor Morrison Home Corp. - Class A(c)	27,686	710,146
Tempur Sealy International, Inc.(c)	67,036	1,809,972
TopBuild Corp.(c)	9,117	1,678,257

		7,878,591

Company	Shares	U.S. $ Value

Internet & Direct Marketing Retail – 1.4%
Amazon.com, Inc.(c) (d)	15,487	$50,440,075
Etsy, Inc.(c)	15,520	2,761,163

		53,201,238

Leisure Products – 0.0%
Brunswick Corp./DE	13,520	1,030,765

Specialty Retail – 2.2%
AutoZone, Inc.(c)	16,432	19,479,150
Five Below, Inc.(c)	13,252	2,318,835
Floor & Decor Holdings, Inc. - Class A(c)	29,390	2,728,862
Foot Locker, Inc.	30,028	1,214,332
Gap, Inc. (The)	48,570	980,628
Home Depot, Inc. (The)	122,309	32,487,717
Lithia Motors, Inc. - Class A	7,163	2,096,395
National Vision Holdings, Inc.(c)	55,786	2,526,548
TJX Cos., Inc. (The)	275,167	18,791,154
Williams-Sonoma, Inc.	9,147	931,531

		83,555,152

Textiles, Apparel & Luxury Goods – 1.0%
Deckers Outdoor Corp.(c)	38,900	11,155,742
Kontoor Brands, Inc.(c)	24,510	994,125
NIKE, Inc. - Class B	168,329	23,813,504
Ralph Lauren Corp.	12,530	1,299,862
Skechers U.S.A., Inc. - Class A(c)	19,704	708,162
Steven Madden Ltd.	29,580	1,044,765
Tapestry, Inc.	27,860	865,889

		39,882,049

		213,672,908

Industrials – 5.0%
Aerospace & Defense – 0.6%
AAR Corp.	26,652	965,335
Axon Enterprise, Inc.(c)	18,703	2,291,679
L3Harris Technologies, Inc.	89,443	16,906,516
Raytheon Technologies Corp.	49,230	3,520,437

		23,683,967

Air Freight & Logistics – 0.0%
XPO Logistics, Inc.(c)	13,035	1,553,772

Airlines – 0.4%
Alaska Air Group, Inc.	17,592	914,784
SkyWest, Inc.	25,843	1,041,731
Southwest Airlines Co.	244,852	11,412,552

		13,369,067

Building Products – 0.2%
Masco Corp.	104,482	5,739,196
Masonite International Corp.(c)	8,406	826,646
Trex Co., Inc.(c)	30,234	2,531,191

		9,097,033

Company	Shares	U.S. $ Value

Commercial Services & Supplies – 0.1%
Copart, Inc.(c)	14,228	$1,810,513
Herman Miller, Inc.	30,260	1,022,788

		2,833,301

Construction & Engineering – 0.5%
AECOM(c)	355,257	17,684,693
Jacobs Engineering Group, Inc.	18,300	1,993,968

		19,678,661

Electrical Equipment – 0.6%
AMETEK, Inc.	13,489	1,631,360
Array Technologies, Inc.(c)	33,738	1,455,457
Eaton Corp. PLC	116,795	14,031,751
EnerSys	5,629	467,545
Plug Power, Inc.(c)	73,610	2,496,115
Regal Beloit Corp.	13,892	1,706,077

		21,788,305

Industrial Conglomerates – 0.5%
Honeywell International, Inc.	82,867	17,625,811

Machinery – 0.5%
Crane Co.	5,033	390,863
IDEX Corp.	8,034	1,600,373
Ingersoll Rand, Inc.(c)	245,319	11,176,734
Kennametal, Inc.	35,255	1,277,641
Middleby Corp. (The)(c)	3,560	458,955
Nordson Corp.	10,900	2,190,355
Oshkosh Corp.	17,440	1,501,061
Welbilt, Inc.(c)	19,053	251,499

		18,847,481

Professional Services – 0.0%
Robert Half International, Inc.	19,818	1,238,229

Road & Rail – 1.1%
CSX Corp.	199,505	18,105,079
Kansas City Southern	9,590	1,957,607
Knight-Swift Transportation Holdings, Inc.	283,019	11,835,854
Norfolk Southern Corp.	42,824	10,175,411

		42,073,951

Trading Companies & Distributors – 0.5%
GATX Corp.	14,730	1,225,241
MRC Global, Inc.(c)	103,058	683,274
SiteOne Landscape Supply, Inc.(c)	15,144	2,402,293
United Rentals, Inc.(c)	71,813	16,654,153

		20,964,961

		192,754,539

Company	Shares	U.S. $ Value

Financials – 5.0%
Banks – 2.2%
Associated Banc-Corp.	39,554	$674,396
Bank of America Corp.	1,125,422	34,111,541
Citigroup, Inc.	268,141	16,533,574
Comerica, Inc.	21,210	1,184,791
First Citizens BancShares, Inc./NC - Class A	2,620	1,504,587
PNC Financial Services Group, Inc. (The)	64,594	9,624,506
Sterling Bancorp./DE	69,350	1,246,913
SVB Financial Group(c)	6,233	2,417,344
Synovus Financial Corp.	40,658	1,316,099
Texas Capital Bancshares, Inc.(c)	20,403	1,213,979
Umpqua Holdings Corp.	56,743	859,089
Webster Financial Corp.	29,074	1,225,469
Wells Fargo & Co.	412,037	12,435,277
Wintrust Financial Corp.	13,360	816,162
Zions Bancorp NA	22,116	960,719

		86,124,446

Capital Markets – 1.6%
Ares Management Corp. - Class A	44,556	2,096,360
CME Group, Inc. - Class A	86,000	15,656,300
Goldman Sachs Group, Inc. (The)	88,509	23,340,708
LPL Financial Holdings, Inc.	144,461	15,055,725
Moelis & Co.	27,513	1,286,508
PJT Partners, Inc.	21,003	1,580,476
Stifel Financial Corp.	22,710	1,145,947

		60,162,024

Consumer Finance – 0.0%
Fisker, Inc.	44,110	646,211
Fisker, Inc.(c)	8,030	117,640
OneMain Holdings, Inc.	18,094	871,407

		1,635,258

Diversified Financial Services – 0.0%
Voya Financial, Inc.	18,365	1,080,046

Insurance – 1.1%
American Financial Group, Inc./OH	10,953	959,702
Everest Re Group Ltd.	5,301	1,240,911
GoHealth, Inc.(c)	82,791	1,130,925
Goosehead Insurance, Inc. - Class A	11,563	1,442,600
Hanover Insurance Group, Inc. (The)	8,690	1,016,035
Inari Medical, Inc.(c)	20,167	1,760,378
Kinsale Capital Group, Inc.	8,087	1,618,451
Progressive Corp. (The)	172,240	17,031,091
Reinsurance Group of America, Inc. - Class A	123,889	14,358,735
Selective Insurance Group, Inc.	11,130	745,487

		41,304,315

Company	Shares	U.S. $ Value

Thrifts & Mortgage Finance – 0.1%
BankUnited, Inc.	37,552	$1,306,058
Essent Group Ltd.	15,400	665,280

		1,971,338

		192,277,427

Consumer Staples – 2.1%
Beverages – 0.0%
Primo Water Corp.	39,435	618,341

Food & Staples Retailing – 1.0%
Casey’s General Stores, Inc.	8,250	1,473,615
Costco Wholesale Corp.	20,268	7,636,577
Grocery Outlet Holding Corp.(c)	39,367	1,545,155
US Foods Holding Corp.(c)	23,007	766,363
Walmart, Inc.(d)	191,475	27,601,121

		39,022,831

Food Products – 0.1%
Freshpet, Inc.(c)	16,571	2,352,916
Hain Celestial Group, Inc. (The)(c)	31,384	1,260,068
Nomad Foods Ltd.(c)	33,321	847,020

		4,460,004

Household Products – 1.0%
Procter & Gamble Co. (The)(d)	262,892	36,578,793

		80,679,969

Real Estate – 1.3%
Equity Real Estate Investment Trusts (REITs) – 1.3%
American Campus Communities, Inc.	263,523	11,270,879
Americold Realty Trust	201,834	7,534,463
Camden Property Trust	11,689	1,167,965
Cousins Properties, Inc.	25,379	850,196
CubeSmart	76,144	2,559,200
MGM Growth Properties LLC - Class A	36,630	1,146,519
Mid-America Apartment Communities, Inc.	108,239	13,712,799
Physicians Realty Trust	56,120	998,936
Prologis, Inc.	79,995	7,972,302
RLJ Lodging Trust	56,417	798,300
Safehold, Inc.	15,730	1,140,268
STAG Industrial, Inc.	32,480	1,017,274

		50,169,101

Utilities – 1.0%
Electric Utilities – 1.0%
American Electric Power Co., Inc.	250,181	20,832,572
IDACORP, Inc.	10,264	985,652
NextEra Energy, Inc.	196,409	15,152,954
Pinnacle West Capital Corp.	21,542	1,722,283
PNM Resources, Inc.	4,479	217,366

		38,910,827

Gas Utilities – 0.0%
Southwest Gas Holdings, Inc.	12,975	788,231

		39,699,058

Company	Shares	U.S. $ Value

Energy – 0.7%
Energy Equipment & Services – 0.0%
Dril-Quip, Inc.(c)	24,787	$734,191

Oil, Gas & Consumable Fuels – 0.7%
Chevron Corp.	83,625	7,062,131
Cimarex Energy Co.	19,003	712,802
ConocoPhillips	164,747	6,588,232
EOG Resources, Inc.	79,641	3,971,697
HollyFrontier Corp.	46,701	1,207,221
Valero Energy Corp.	108,622	6,144,747

		25,686,830

		26,421,021

Materials – 0.7%
Chemicals – 0.5%
FMC Corp.	16,020	1,841,178
GCP Applied Technologies, Inc.(c)	21,655	512,141
Innospec, Inc.	4,823	437,591
LyondellBasell Industries NV - Class A	108,038	9,902,763
Orion Engineered Carbons SA	55,784	956,138
Trinseo SA	23,538	1,205,381
Westlake Chemical Corp.	83,290	6,796,464

		21,651,656

Containers & Packaging – 0.1%
Graphic Packaging Holding Co.	67,789	1,148,346
Sealed Air Corp.	24,179	1,107,156

		2,255,502

Metals & Mining – 0.1%
Carpenter Technology Corp.	24,438	711,634
Reliance Steel & Aluminum Co.	11,517	1,379,161

		2,090,795

		25,997,953

Total Common Stocks (cost $985,535,094)		1,774,354,578

SHORT-TERM INVESTMENTS – 7.5%
Investment Companies – 7.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.03%(a) (b) (e) (cost $278,559,106)	278,559,106	278,559,106

Company	Principal Amount (000)	U.S. $ Value

U.S. Treasury Bills – 0.3%
U.S. Treasury Bill Zero Coupon, 01/26/2021	$9,000	$8,999,698
Zero Coupon, 02/02/2021	1,500	1,499,921

Total U.S. Treasury Bills (cost $10,499,351)		10,499,619

Total Short-Term Investments (cost $289,058,456)		289,058,725

Total Investments – 99.4% (cost $2,817,545,601)(f)		3,843,572,421
Other assets less liabilities – 0.6%		23,837,339

Net Assets – 100.0%		$3,867,409,760

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
MSCI Singapore IX ETS Futures	2,063	January 2021	$50,466,699	$(306,107)
S&P 500 E-Mini Futures	2,307	March 2021	432,424,080	9,253,890
S&P/TSX 60 Index Futures	725	March 2021	117,205,201	(1,235,628)
TOPIX Index Futures	809	March 2021	141,382,064	1,126,490
U.S. T-Note 2 Yr (CBT) Futures	3,878	March 2021	856,947,107	904,295
U.S. T-Note 10 Yr (CBT) Futures	10,504	March 2021	1,450,372,625	2,393,194
U.S. Ultra Bond (CBT) Futures	1,515	March 2021	323,547,188	(6,289,658)
Sold Contracts
Euro STOXX 50 Index Futures	695	March 2021	30,141,162	(41,963)
FTSE 100 Index Futures	443	March 2021	38,892,543	587,354
Hang Seng Index Futures	438	January 2021	76,891,318	(2,398,494)
MSCI Emerging Markets Futures	2,097	March 2021	135,067,770	(4,279,165)
OMXS30 Index Futures	1,982	January 2021	45,246,384	274,133
Russell 2000 E-Mini Futures	17	March 2021	1,678,580	(54,936)
S&P Mid 400 E Mini Futures	118	March 2021	27,181,300	(798,453)
SPI 200 Futures	255	March 2021	32,128,088	186,252

				$(678,796)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	AUD	18,803	USD	14,220	01/12/2021	$(278,051)
BNP Paribas SA	SEK	324,194	USD	38,267	01/15/2021	(1,142,509)
BNP Paribas SA	GBP	40,566	USD	54,246	01/21/2021	(1,236,046)
BNP Paribas SA	USD	107,549	GBP	79,770	01/21/2021	1,551,447
BNP Paribas SA	EUR	173,969	USD	212,665	03/17/2021	(209,839)
BNP Paribas SA	USD	96,963	EUR	79,418	03/17/2021	215,269
Citibank, NA	SEK	945,502	USD	111,748	01/15/2021	(3,188,472)
Citibank, NA	CHF	52,439	USD	57,696	01/29/2021	(1,580,669)
Citibank, NA	USD	84,194	CAD	107,696	02/18/2021	425,367
Credit Suisse International	USD	10,654	SEK	93,004	01/15/2021	651,464
Deutsche Bank AG	USD	48,489	JPY	5,050,565	02/26/2021	453,105
HSBC Bank USA	USD	146,017	SEK	1,291,739	01/15/2021	11,008,198

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	22,871	AUD	30,860	01/12/2021	$923,238
JPMorgan Chase Bank, NA	SEK	886,791	USD	102,189	01/15/2021	(5,610,402)
JPMorgan Chase Bank, NA	USD	24,755	NOK	223,928	01/15/2021	1,361,993
JPMorgan Chase Bank, NA	USD	76,754	SEK	657,541	01/15/2021	3,177,029
JPMorgan Chase Bank, NA	JPY	5,045,296	USD	48,749	02/26/2021	(142,912)
Morgan Stanley & Co., Inc.	AUD	40,110	USD	28,609	01/12/2021	(2,316,845)
Morgan Stanley & Co., Inc.	USD	45,242	SEK	390,891	01/15/2021	2,275,494
Morgan Stanley & Co., Inc.	USD	21,153	GBP	15,742	01/21/2021	376,980
Morgan Stanley & Co., Inc.	USD	13,896	JPY	1,439,270	02/26/2021	51,004
State Street Bank & Trust Co.	AUD	42,892	USD	31,628	01/12/2021	(1,443,244)
State Street Bank & Trust Co.	NOK	32,377	USD	3,509	01/15/2021	(267,283)
State Street Bank & Trust Co.	SEK	97,151	USD	11,400	01/15/2021	(410,237)
State Street Bank & Trust Co.	GBP	50,701	USD	67,561	01/21/2021	(1,782,957)
State Street Bank & Trust Co.	CHF	32,404	USD	35,764	01/29/2021	(863,867)
State Street Bank & Trust Co.	USD	5,862	CHF	5,325	01/29/2021	156,996
State Street Bank & Trust Co.	JPY	3,758,604	USD	36,088	02/26/2021	(334,797)
UBS AG	USD	12,136	NZD	17,023	03/05/2021	115,440

						$1,934,894

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(b)	Affiliated investments.
(c)	Non-income producing security.
(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of December 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,089,628,144 and gross unrealized depreciation of investments was $(62,345,226), resulting in net unrealized appreciation of $1,027,282,918.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay A Portfolio

December 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$1,780,159,118	$—	$—	$1,780,159,118
Common Stocks(a)	1,774,354,578	—	—	1,774,354,578
Short-Term Investments:
Investment Companies	278,559,106	—	—	278,559,106
U.S. Treasury Bills	—	10,499,619	—	10,499,619

Total Investments in Securities	3,833,072,802	10,499,619	—	3,843,572,421
Other Financial Instruments(b):
Assets:
Futures	14,451,475	274,133	—	14,725,608
Forward Currency Exchange Contracts	—	22,743,024	—	22,743,024
Liabilities:
Futures	(12,699,803)	(2,704,601)	—	(15,404,404)
Forward Currency Exchange Contracts	—	(20,808,130)	—	(20,808,130)

Total	$3,834,824,474	$10,004,045	$—	$3,844,828,519

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2020 is as follows:

							Distributions
Fund	Market Value 09/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 12/31/2020 (000)	Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$246,060	$9,336	$0	$0	$23,812	$279,208	$9,336	$0
Bernstein Fund, Inc. - International Small Cap Portfolio	187,691	2,455	0	0	28,393	218,539	2,455	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	642,544	9,127	0	0	463,610	1,115,281	9,127	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	49,560	318	0	0	12,948	62,826	318	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	85,527	1,974	0	0	16,804	104,305	1,974	0
Sanford C. Bernstein Fund, Inc.- Tax-Managed International Portfolio	366,453	3,252	0	0	(369,705)	0	3,252	0
Government Money Market Portfolio	108,532	412,240	242,212	0	(1)	278,559	1,947	0
Total	$1,686,367	$438,702	$242,212	$0	$175,861	$2,058,718	$28,409	$0